GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global multi-channel advertising technology company that connects advertisers with consumers through technology across all major channels of digital advertising, including display, Connected TV (CTV), Open Web, Digital Out of Home (DOOH), search, social and digital audio.